[EATON VANCE(R) MUTUAL FUNDS LOGO] INVESTING                    [ADDING MACHINE]
                                   FOR THE
                                   21ST
                                   CENTURY(R)


SEMIANNUAL REPORT JUNE 30, 2001

[NYSE FLAG]

                                   EATON VANCE
                                    UTILITIES
                                      FUND

[NY STOCK EXCHANGE]

EATON VANCE UTILITIES FUND AS OF JUNE 30, 2001

INVESTMENT UPDATE

[PHOTO OF JUDITH A. SARYAN]

Judith A. Saryan
Portfolio Manager

INVESTMENT ENVIRONMENT

     THE ECONOMY

- Over the past six months, the U.S. economy has continued to show weakness. Corporate earnings have slackened due to excess capacity, lack of demand and heavy indebtedness, while certain market sectors continue to face high stock price valuations.

- In an effort to stimulate a slowing U.S. economy, the Federal Reserve cut the Fed funds rate -a key short-term interest rate barometer- six times in the first half of 2001. In addition, Congress passed the Bush administration's Tax Relief Act. While we applaud both of these actions, their effect on the economy will not be immediate.

THE FUND

     THE PAST SIX MONTHS

- During the six months ended June 30, 2001, the Fund's Class A shares had a total return of -9.67%.(1) This return was the result of a decrease in net asset value (NAV)to $8.73 on June 30, 2001 from $10.06 on December 31, 2000, and the reinvestment of $0.060 per share in dividend income and $0.309 per share in capital gains.

- The Fund's Class B shares had a total return of -9.95%(1) during the period, the result of a decrease in NAV to $10.64 from $12.18, and the reinvestment of $0.030 per share in dividend income and $0.309 per share in capital gains.

- The Fund's Class C shares had a total return of -10.00%(1) during the period, the result of a decrease in NAV to $11.49 from $13.13, and the reinvestment of $0.030 per share in dividend income and $0.309 per share in capital gains.

- For comparison, during the six months ended June 30, 2001, the average return of funds included in the Lipper Utility Funds Classification was -9.73%.(2)

     MANAGEMENT DISCUSSION

- For the first six months of 2001, the utilities sector was under pressure for a number of reasons. First, the overall stock market decline made for a challenging investment environment. Second, the power industry suffered from lower-than-expected demand. Last year we saw extreme weather conditions put tremendous pressure on supply. So far this year, weather has had less of an impact on demand.

- The Portfolio maintained large positions in power generation companies. These companies ramped up capacity in response to last year's shortage, only to find themselves facing overall lower demand this year. This weakened demand put negative pressure on Portfolio returns. Power distribution companies did not experience the same market pressures felt by generation companies, and they were able to benefit from lower energy prices.

- Telecommunication holdings were minimized as a portfolio component. This sector has been negatively affected by the impact of excess capacity and over-investment. Within this sector, our largest exposure has been in regional "Bells", which performed well, relative to the overall market. Our holdings in wireless and long-distance companies also showed strength. We believe the outlook is improving for our investments in telecommunications services.

- The price of natural gas peaked late last year and has come down due to slowing demand. Almost all new power-generating capacity in the U.S. is fired by natural gas, which is higher-priced than coal and nuclear. When demand slows and prices fall for natural gas, it affects prices for the electricity generators. Over the long term, we expect natural gas prices to move higher and have a positive impact on electricity prices.


  MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER
    OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

FUND INFORMATION
AS OF JUNE 30, 2001

PERFORMANCE(3)                  CLASS A      CLASS B      CLASS C
AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)

One Year                          -3.48%       -4.13%       -4.19%
Five Years                        14.55        13.68        13.29
Ten Years                         12.72         N.A.         N.A.
Life of Fund+                     14.02        10.74        10.44

SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE OR APPLICABLE CDSC)

One Year                          -9.02%       -8.25%       -5.02%
Five Years                        13.21        13.44        13.29
Ten Years                         12.06         N.A.         N.A.
Life of Fund+                     13.68        10.74        10.44

+Inception Dates - Class A: 12/18/81; Class B: 11/1/93; Class C:11/1/93

TEN LARGEST HOLDINGS(4)

SBC Communications, Inc.             6.6%
Exelon Corp.                         4.4
Dominion Resources                   3.8
Dynegy, Inc.                         3.6
El Paso Energy Corp.                 3.3
PPL Corp.                            3.1
NiSource Inc.                        3.1
Williams Companies                   3.0
BCE Inc.                             2.9
Entergy Corp.                        2.8

(1) These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. (2) It is not possible to invest directly in a Lipper Classification. (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule:
5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC. (4) Ten largest holdings accounted for 36.5% of the Portfolio's net assets. Holdings are subject to change.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE UTILITIES FUND AS OF JUNE 30, 2001

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2001
Assets
------------------------------------------------------
Investment in Utilities Portfolio, at
   value
   (identified cost, $469,245,377)        $499,961,171
Receivable for Fund shares sold                297,010
------------------------------------------------------
TOTAL ASSETS                              $500,258,181
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for Fund shares redeemed          $    582,804
Payable to affiliate for service fees           18,048
Payable to affiliate for Trustees' fees          1,072
Dividends payable                                   28
Accrued expenses                                73,859
------------------------------------------------------
TOTAL LIABILITIES                         $    675,811
------------------------------------------------------
NET ASSETS                                $499,582,370
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Paid-in capital                           $381,359,546
Accumulated undistributed net realized
   gain from Portfolio (computed on the
   basis of identified cost)                33,218,822
Accumulated undistributed net investment
   income                                   54,288,208
Net unrealized appreciation from
   Portfolio (computed on the basis of
   identified cost)                         30,715,794
------------------------------------------------------
TOTAL                                     $499,582,370
------------------------------------------------------
Class A Shares
------------------------------------------------------
NET ASSETS                                $422,260,103
SHARES OUTSTANDING                          48,364,330
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       8.73
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $8.73)       $       9.26
------------------------------------------------------
Class B Shares
------------------------------------------------------
NET ASSETS                                $ 65,861,029
SHARES OUTSTANDING                           6,192,817
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE (NOTE 6)
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      10.64
------------------------------------------------------
Class C Shares
------------------------------------------------------
NET ASSETS                                $ 11,461,238
SHARES OUTSTANDING                             997,483
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE (NOTE 6)
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      11.49
------------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2001
Investment Income
------------------------------------------------------
Dividends allocated from Portfolio
   (net of foreign taxes, $89,857)        $  6,753,424
Interest allocated from Portfolio              250,457
Expenses allocated from Portfolio           (1,924,968)
------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $  5,078,913
------------------------------------------------------

Expenses
------------------------------------------------------
Trustees' fees and expenses               $      2,107
Distribution and service fees
   Class A                                     546,561
   Class B                                     338,568
   Class C                                      55,740
Transfer and dividend disbursing agent
   fees                                        172,804
Printing and postage                            24,833
Custodian fee                                   16,992
Registration fees                               16,208
Legal and accounting services                   13,399
Miscellaneous                                   78,821
------------------------------------------------------
TOTAL EXPENSES                            $  1,266,033
------------------------------------------------------

NET INVESTMENT INCOME                     $  3,812,880
------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ 34,216,895
   Foreign currency transactions                (9,241)
------------------------------------------------------
NET REALIZED GAIN                         $ 34,207,654
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(92,801,593)
   Foreign currency                             (6,328)
------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $(92,807,921)
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(58,600,267)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(54,787,387)
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE UTILITIES FUND AS OF JUNE 30, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2001     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2000
-----------------------------------------------------------------------------
From operations --
   Net investment income                  $      3,812,880  $       6,227,559
   Net realized gain                            34,207,654         91,617,509
   Net change in unrealized
      appreciation (depreciation)              (92,807,921)       (62,284,703)
-----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $    (54,787,387) $      35,560,365
-----------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $     (2,920,328) $      (5,065,205)
      Class B                                     (178,440)          (216,823)
      Class C                                      (27,327)           (27,082)
   From net realized gain
      Class A                                  (14,904,923)       (95,735,358)
      Class B                                   (1,804,429)       (11,205,784)
      Class C                                     (271,887)        (1,459,538)
-----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $    (20,107,334) $    (113,709,790)
-----------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $      8,585,041  $      16,132,336
      Class B                                    9,126,091         17,535,099
      Class C                                    3,190,612          5,834,442
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                   14,488,144         82,008,094
      Class B                                    1,703,724          9,745,215
      Class C                                      267,545          1,309,481
   Cost of shares redeemed
      Class A                                  (28,977,115)       (46,135,967)
      Class B                                   (6,811,579)       (10,838,208)
      Class C                                   (1,352,059)        (1,662,960)
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $        220,404  $      73,927,532
-----------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $    (74,674,317) $      (4,221,893)
-----------------------------------------------------------------------------
Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $    574,256,687  $     578,478,580
-----------------------------------------------------------------------------
AT END OF PERIOD                          $    499,582,370  $     574,256,687
-----------------------------------------------------------------------------
Accumulated undistributed
net investment income
included in net assets
-----------------------------------------------------------------------------
AT END OF PERIOD                          $     54,288,208  $      53,601,423
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE UTILITIES FUND AS OF JUNE 30, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                          CLASS A
                                  ---------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                          YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2001       -------------------------------------------------------------------
                                  (UNAUDITED)(1)        2000(1)        1999(1)        1998(1)        1997         1996
-------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 10.060         $ 11.650       $ 10.150       $  8.450      $  8.770     $  9.130
-------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------------------------
Net investment income                 $  0.072         $  0.134       $  0.150       $  0.251      $  0.409     $  0.626
Net realized and unrealized
   gain (loss)                          (1.033)           0.593          3.773          1.721         0.887       (0.014)(2)
-------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ (0.961)        $  0.727       $  3.923       $  1.972      $  1.296     $  0.612
-------------------------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------------------------
From net investment income            $ (0.060)        $ (0.115)      $ (0.162)      $ (0.235)     $ (0.331)    $ (0.522)
From net realized gain                  (0.309)          (2.202)        (2.261)        (0.037)       (1.243)      (0.450)
In excess of net realized gain              --               --             --             --        (0.042)          --
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.369)        $ (2.317)      $ (2.423)      $ (0.272)     $ (1.616)    $ (0.972)
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $  8.730         $ 10.060       $ 11.650       $ 10.150      $  8.450     $  8.770
-------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                          (9.67)%           6.48%         40.75%         23.78%        16.18%        7.00%
-------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $422,260         $492,352       $509,845       $409,178      $370,457     $401,974
Ratios (As a percentage of
   average daily net assets):
   Operating Expenses(4)                  1.07%(5)         1.08%          1.08%          1.11%         1.12%        1.20%
   Interest expense(4)                    0.01%(5)         0.01%            --(6)        0.16%         0.01%        0.03%
   Net investment income                  1.54%(5)         1.18%          1.33%          2.75%         4.06%        5.59%
Portfolio Turnover of the
   Portfolio                                90%             149%            93%            78%          169%         166%
-------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.
 (6)  Represents less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE UTILITIES FUND AS OF JUNE 30, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                             CLASS B
                                  -------------------------------------------------------------
                                  SIX MONTHS ENDED             YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2001       -----------------------------------------
                                  (UNAUDITED)(1)        2000(1)        1999(1)        1998(1)
-----------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $12.180           $13.680        $11.610        $ 9.670
-----------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------
Net investment income                 $ 0.044           $ 0.056        $ 0.076        $ 0.209
Net realized and unrealized
   gain (loss)                         (1.245)            0.691          4.337          1.970
-----------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $(1.201)          $ 0.747        $ 4.413        $ 2.179
-----------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------
From net investment income            $(0.030)          $(0.045)       $(0.076)       $(0.202)
In excess of net investment
   income                                  --                --         (0.006)            --
From net realized gain                 (0.309)           (2.202)        (2.261)        (0.037)
-----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.339)          $(2.247)       $(2.343)       $(0.239)
-----------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $10.640           $12.180        $13.680        $11.610
-----------------------------------------------------------------------------------------------

TOTAL RETURN(2)                         (9.95)%            5.61%         39.71%         22.89%
-----------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $65,861           $71,098        $62,285        $45,958
Ratios (As a percentage of
   average daily net assets):
   Operating Expenses(3)                 1.83%(4)          1.85%          1.82%          1.85%
   Interest expense(3)                   0.01%(4)          0.01%            --(5)        0.16%
   Net investment income                 0.78%(4)          0.42%          0.59%          2.01%
Portfolio Turnover of the
   Portfolio                               90%              149%            93%            78%
-----------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.
 (5)  Represents less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE UTILITIES FUND AS OF JUNE 30, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                             CLASS C
                                  -------------------------------------------------------------
                                  SIX MONTHS ENDED             YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2001       -----------------------------------------
                                  (UNAUDITED)(1)        2000(1)        1999(1)        1998(1)
-----------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $13.130           $14.580        $12.270        $10.190
-----------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------
Net investment income                 $ 0.047           $ 0.058        $ 0.078        $ 0.220
Net realized and unrealized
   gain (loss)                         (1.348)            0.739          4.589          2.082
-----------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $(1.301)          $ 0.797        $ 4.667        $ 2.302
-----------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------
From net investment income            $(0.030)          $(0.045)       $(0.091)       $(0.185)
In excess of net investment
   income                                  --                --         (0.005)            --
From net realized gain                 (0.309)           (2.202)        (2.261)        (0.037)
-----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.339)          $(2.247)       $(2.357)       $(0.222)
-----------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $11.490           $13.130        $14.580        $12.270
-----------------------------------------------------------------------------------------------

TOTAL RETURN(2)                        (10.00)%            5.60%         39.67%         22.88%
-----------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $11,461           $10,806        $ 6,349        $ 3,736
Ratios (As a percentage of
   average daily net assets):
   Operating Expenses(3)                 1.83%(4)          1.85%          1.85%          1.89%
   Interest expense(3)                   0.01%(4)          0.01%            --(5)        0.16%
   Net investment income                 0.77%(4)          0.41%          0.57%          1.99%
Portfolio Turnover of the
   Portfolio                               90%              149%            93%            78%
-----------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.
 (5)  Represents less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE UTILITIES FUND AS OF JUNE 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Utilities Fund (the Fund), is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares: Class A, Class B and Class C shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see
   Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in the Utilities Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at June 30, 2001). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary.

 D Other -- Investment transactions are accounted for on a trade-date basis.

 E Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Interim Financial Statements -- The interim financial statements relating to
   June 30, 2001 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   The Fund's policy is to distribute monthly substantially all of the net investment income allocated to the Fund by the Portfolio (less the Fund's direct expenses) and to distribute at least annually substantially all of its net realized capital gains so allocated. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in over distributions for financial statement purposes only are classified as distributions in excess of net investment income or net realized gain on investments. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of

EATON VANCE UTILITIES FUND AS OF JUNE 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              JUNE 30, 2001     YEAR ENDED
    CLASS A                                   (UNAUDITED)       DECEMBER 31, 2000
    --------------------------------------------------------------------------------
    Sales                                              910,697             1,428,727
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                     1,597,845             7,861,040
    Redemptions                                     (3,099,116)           (4,083,183)
    --------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                           (590,574)            5,206,584
    --------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              JUNE 30, 2001     YEAR ENDED
    CLASS B                                   (UNAUDITED)       DECEMBER 31, 2000
    --------------------------------------------------------------------------------
    Sales                                              794,925             1,313,208
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                       154,701               780,945
    Redemptions                                       (595,535)             (809,416)
    --------------------------------------------------------------------------------
    NET INCREASE                                       354,091             1,284,737
    --------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              JUNE 30, 2001     YEAR ENDED
    CLASS C                                   (UNAUDITED)       DECEMBER 31, 2000
    --------------------------------------------------------------------------------
    Sales                                              261,549               406,979
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        22,476                98,278
    Redemptions                                       (109,592)             (117,641)
    --------------------------------------------------------------------------------
    NET INCREASE                                       174,433               387,616
    --------------------------------------------------------------------------------

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. The Fund was informed that Eaton Vance
   Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $22,229 from the Fund as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2001.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and a service plan for Class A shares
   (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% (annually) of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus
   (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $253,926 and $41,805 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended June 30, 2001, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At June 30, 2001, the amounts of Uncovered Distribution Charges EVD calculated under the Plans were approximately $988,000 and $1,440,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A, Class B, and Class C shares for any fiscal year. The Trustees approved quarterly service fee payments equal to 0.25% per annum of the Fund's average daily net assets attributable to Class A and Class B shares sold on or after October 12, 1999, and 0.25% per annum for shares sold prior thereto and outstanding for at least one year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to

EATON VANCE UTILITIES FUND AS OF JUNE 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended June 30, 2001 amounted to $546,561, $84,642, and $13,935 for Class A, Class B, and Class C shares, respectively.

   Certain officers and Trustees of the Fund are officers of the above organizations.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. A CDSC of 1% is imposed on any redemption of Class A shares made within 12 months of purchase that were acquired at net asset value if the purchase amount was $1 million or more. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plans (See Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be retained by the Fund. The Fund was informed that EVD received approximately $30,000 and $2,000 of CDSC paid by shareholders for Class B and Class C shares, respectively, for the six months ended June 30, 2001.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investments in the Portfolio for the six months ended June 30, 2001, aggregated $20,951,769 and $42,054,905, respectively.

UTILITIES PORTFOLIO AS OF JUNE 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 99.4%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Agricultural Services -- 1.2%
-----------------------------------------------------------------------
Monsanto Co.                                   165,000     $  6,113,250
-----------------------------------------------------------------------
                                                           $  6,113,250
-----------------------------------------------------------------------
Broadcasting and Cable -- 2.8%
-----------------------------------------------------------------------
Clear Channel Communications, Inc.(1)           50,000     $  3,142,000
Comcast Corp., Class A(1)                      100,000        4,340,000
Cox Communications, Inc., Class A(1)           150,000        6,645,000
Ovation, Inc.(1)(2)                            285,787                0
-----------------------------------------------------------------------
                                                           $ 14,127,000
-----------------------------------------------------------------------
Drugs -- 0.5%
-----------------------------------------------------------------------
PRAECIS Pharmaceuticals, Inc.(1)                70,000     $    997,500
XOMA Ltd.(1)                                   100,000        1,706,000
-----------------------------------------------------------------------
                                                           $  2,703,500
-----------------------------------------------------------------------
Electric Utilities -- 38.1%
-----------------------------------------------------------------------
AES Corp.(1)                                   295,000     $ 12,696,800
Allegheny Energy, Inc.                         256,300       12,348,534
ALLETE, Inc.                                   325,000        7,247,500
American Electric Power Co., Inc.              100,000        4,605,000
Calpine Corp.(1)                               185,000        6,993,000
Cinergy Corp.                                  300,000       10,347,000
Cleco Corp.                                    600,000       13,650,000
DTE Energy Co.                                 200,000        9,286,000
Energy East Corp.                               45,000          939,150
Entergy Corp.                                  360,000       13,824,000
Exelon Corp.                                   340,625       21,840,875
Innogy Holdings plc(3)                       1,000,000        3,070,966
Mirant Corp.(1)                                255,000        7,391,250
National Grid Group plc(3)                     759,000        5,602,619
NRG Energy, Inc.(1)                            435,300        9,611,424
Orion Power Holdings(1)                        400,000        9,520,000
Pinnacle West Capital Corp.                    150,000        7,110,000
PPL Corp.                                      285,000       15,589,500
Reliant Resources, Inc.(1)                      69,600        1,719,120
Scottish and Southern Energy plc(3)            500,000        4,719,145
TECO Energy, Inc.                              100,000        3,050,000
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Electric Utilities (continued)
-----------------------------------------------------------------------
TXU Corp.                                      135,000     $  6,508,350
Xcel Energy, Inc.                              100,000        2,836,000
-----------------------------------------------------------------------
                                                           $190,506,233
-----------------------------------------------------------------------
Electrical Equipment -- 2.6%
-----------------------------------------------------------------------
Active Power, Inc.(1)                          350,000     $  5,649,000
AZZ, Inc.                                       13,700          342,500
Hydrogenics Corp.(1)                           150,000          688,500
Shaw Group, Inc.(1)                            160,000        6,416,000
-----------------------------------------------------------------------
                                                           $ 13,096,000
-----------------------------------------------------------------------
Gas Utilities -- 4.2%
-----------------------------------------------------------------------
Atmos Energy Corp.                              90,000     $  2,201,400
KeySpan Corp.                                   50,000        1,824,000
Kinder Morgan Management, LLC(1)                70,000        4,795,000
National Fuel Gas Co.                          200,000       10,398,000
NICOR, Inc.                                     50,000        1,948,000
-----------------------------------------------------------------------
                                                           $ 21,166,400
-----------------------------------------------------------------------
Medical Products -- 1.0%
-----------------------------------------------------------------------
Applera Corp.                                   50,000     $  1,355,000
Novoste Corp.(1)                               145,000        3,697,500
-----------------------------------------------------------------------
                                                           $  5,052,500
-----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 3.2%
-----------------------------------------------------------------------
Coflexip SA ADR                                 43,100     $  2,786,415
Global Marine, Inc.(1)                         125,000        2,328,750
Precision Drilling Corp.(1)                     50,000        1,562,000
Rowan Cos., Inc.(1)                             75,000        1,657,500
San Juan Basin Royalty Trust                   500,000        6,345,000
Tesco Corp.(1)                                 100,000        1,117,000
-----------------------------------------------------------------------
                                                           $ 15,796,665
-----------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 2.3%
-----------------------------------------------------------------------
Swift Energy Co.(1)                            165,000     $  4,877,400
Talisman Energy Inc.                           175,000        6,665,750
-----------------------------------------------------------------------
                                                           $ 11,543,150
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

UTILITIES PORTFOLIO AS OF JUNE 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
REITS -- 1.0%
-----------------------------------------------------------------------
Annaly Mortgage, Inc. 144A(1)(4)               350,000     $  4,774,000
-----------------------------------------------------------------------
                                                           $  4,774,000
-----------------------------------------------------------------------
Telecommunications Services -- 5.5%
-----------------------------------------------------------------------
AT&T Corp.                                     225,000     $  4,950,000
AT&T Wireless Group                            185,000        3,024,750
Cosmote Mobile Communications GDR(4)            78,000        1,404,000
Elisa Communications Oyj                       240,000        3,924,642
Telecom Italia Mobile(3)                     1,002,000        5,227,023
Triton PCS Holdings Inc., Class A(1)            30,000        1,207,500
Vodafone Group plc ADR                         100,000        2,235,000
Western Wireless Corp., Class A(1)             137,500        5,733,750
-----------------------------------------------------------------------
                                                           $ 27,706,665
-----------------------------------------------------------------------
Telephone Utilities -- 11.4%
-----------------------------------------------------------------------
BCE, Inc.                                      547,700     $ 14,519,527
BellSouth Corp.                                100,000        4,027,000
SBC Communications, Inc.                       825,000       33,049,500
Sprint Corp. (FON Group)                       240,000        5,126,400
-----------------------------------------------------------------------
                                                           $ 56,722,427
-----------------------------------------------------------------------
Utilities - Electrical and Gas -- 25.6%
-----------------------------------------------------------------------
CMS Energy Corp.                               195,000     $  5,430,750
Constellation Energy Group                     245,000       10,365,950
Dominion Resources, Inc.                       320,000       19,238,400
Duke Energy Corp.                              350,000       13,671,000
Dynegy, Inc., Class A                          410,000       18,122,000
El Paso Corp.                                  311,400       16,360,956
MDU Resources Group, Inc.                      125,000        3,922,500
Nisource, Inc.                                 558,913       15,275,092
Public Service Enterprise Group Inc.           209,100       10,224,990
Williams Cos., Inc. (The)                      460,000       15,157,000
-----------------------------------------------------------------------
                                                           $127,768,638
-----------------------------------------------------------------------
Total Common Stocks
   (identified cost $464,561,133)                          $497,076,428
-----------------------------------------------------------------------

CONVERTIBLE BONDS -- 0.4%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Ovation, Inc. (PIK), 9.75%, 2/23/01(2)      $    3,595     $  1,797,612
-----------------------------------------------------------------------
Total Convertible Bonds
   (identified cost, $3,595,225)                           $  1,797,612
-----------------------------------------------------------------------
Total Investments -- 99.8%
   (identified cost $468,156,358)                          $498,874,040
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.2%                     $  1,087,165
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $499,961,205
-----------------------------------------------------------------------

 ADR - American Depositary Receipt

 PIK - Payment In Kind.

 GDR - Global Depository Receipt
 (1)  Non-income producing security.
 (2) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
 (3)  Foreign security.
 (4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS

UTILITIES PORTFOLIO AS OF JUNE 30, 2001

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2001
Assets
------------------------------------------------------
Investments, at value (identified cost,
   $468,156,358)                          $498,874,040
Receivable for investments sold             16,584,020
Dividends receivable                         1,100,459
Tax reclaim receivable                          20,647
Prepaid expenses                                 3,847
------------------------------------------------------
TOTAL ASSETS                              $516,583,013
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for investments purchased         $ 14,245,975
Demand note payable                          2,200,000
Payable to affiliate for Trustees' fees          7,063
Due to bank                                     93,532
Accrued expenses                                75,238
------------------------------------------------------
TOTAL LIABILITIES                         $ 16,621,808
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $499,961,205
------------------------------------------------------

Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $469,245,413
Net unrealized appreciation (computed on
   the basis of identified cost)            30,715,792
------------------------------------------------------
TOTAL                                     $499,961,205
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2001
Investment Income
------------------------------------------------------
Dividends (net of foreign taxes,
   $89,857)                               $  6,753,424
Interest                                       250,457
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $  7,003,881
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $  1,750,854
Trustees' fees and expenses                     13,318
Custodian fee                                  122,617
Legal and accounting services                   15,520
Interest expense                                17,858
Miscellaneous                                    4,798
------------------------------------------------------
TOTAL EXPENSES                            $  1,924,965
------------------------------------------------------

NET INVESTMENT INCOME                     $  5,078,916
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ 34,216,895
   Foreign currency transactions                (9,241)
------------------------------------------------------
NET REALIZED GAIN                         $ 34,207,654
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(92,801,599)
   Foreign currency                             (6,328)
------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $(92,807,927)
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(58,600,273)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(53,521,357)
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

UTILITIES PORTFOLIO AS OF JUNE 30, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2001     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2000
-----------------------------------------------------------------------------
From operations --
   Net investment income                  $      5,078,916  $       8,915,128
   Net realized gain                            34,207,654         91,617,515
   Net change in unrealized
      appreciation (depreciation)              (92,807,927)       (62,284,706)
-----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $    (53,521,357) $      38,247,937
-----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $     20,951,769  $      39,477,487
   Withdrawals                                 (42,054,905)       (82,230,095)
-----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $    (21,103,136) $     (42,752,608)
-----------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $    (74,624,493) $      (4,504,671)
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $    574,585,698  $     579,090,369
-----------------------------------------------------------------------------
AT END OF PERIOD                          $    499,961,205  $     574,585,698
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

UTILITIES PORTFOLIO AS OF JUNE 30, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                       YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2001       -------------------------------------------------------------
                                  (UNAUDITED)           2000         1999         1998         1997         1996
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.71%(1)        0.71%        0.72%        0.72%        0.74%        0.82%
   Interest expense                       0.01%(1)        0.01%          --(2)      0.16%        0.01%        0.03%
   Net investment income                  1.90%(1)        1.54%        1.68%        3.13%        4.42%        5.94%
Portfolio Turnover                          90%            149%          93%          78%         169%         166%
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $499,961        $574,586     $579,090     $459,616     $413,409     $455,067
-------------------------------------------------------------------------------------------------------------------

 (1)  Annualized.
 (2)  Represents less than 0.01%

                       SEE NOTES TO FINANCIAL STATEMENTS

UTILITIES PORTFOLIO AS OF JUNE 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Utilities Portfolio (the Portfolio), is registered under the Investment Company Act of 1940 as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1992, seeks to achieve a high level of total return, consisting of capital appreciation and relatively predictable income by investing principally in dividend-paying common stocks and dividend-paying or interest-bearing securities that are convertible into common stock. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Under normal circumstances the Portfolio invests at least 65% of its total assets in common stocks of utilities companies. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Securities listed on securities exchanges or in the NASDAQ National Market are valued at closing sales prices or, if there has been no sale, at the mean between the closing bid and asked prices. Unlisted securities are valued at the mean between the latest available bid and asked prices. Options and financial futures contracts are valued at the last sale price, as quoted on the principal exchange or board of trade on which such options or contracts are traded or, in the absence of a sale, the mean between the last bid and asked prices. Short-term obligations, maturing in 60 days or less, are valued at amortized cost, which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Securities for which market quotations are unavailable are appraised at their fair value as determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 E Option Accounting Principles -- Upon the writing of a covered call option, an amount equal to the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written in accordance with the Portfolio's policies on investment valuations discussed above. Premiums received from writing call options which expire are treated as realized gains. Premiums received from writing call options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. The Portfolio, as writer of a call option, may have no control over whether the underlying securities may be sold and, as a result, bears the market risk for an unfavorable change in the price of the securities underlying the written option.

 F Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit an amount (initial margin) either in cash or securities equal to a certain percentage of the

UTILITIES PORTFOLIO AS OF JUNE 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates, security prices, commodity prices or currency exchange rates. Should interest rates, security prices, commodity prices or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize for book purposes a gain or loss equal to the difference between the value of the financial futures contract to sell and the financial futures contract to buy.

 G Delayed Delivery Transactions -- The Portfolio may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place at a period in time after the date of the transaction. At the time the transaction is negotiated, the price of the security that will be delivered and paid for is fixed. Losses may arise due to changes in the market value of the underlying securities if the counterparty does not perform under the contract.

 H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the six months ended June 30, 2001, $3,559 in credit balances were used to reduce the Portfolio's custodian fee.

 I Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 J Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 K Interim Financial Statements -- The interim financial statements relating to
   June 30, 2001, and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is at the annual rate of 0.75% of the Portfolio's average daily net assets up to $500 million, 0.6875% from $500 million up to 1 billion, and at reduced rates as daily net assets exceed that level. In addition, the Trustees voted to accept a reduction of BMR's compensation so that advisory fees paid will not exceed 0.65% on an annual basis on assets up to $500 million, 0.625% from $500 million up to $1 billion, and at reduced rates thereafter. For the six months ended June 30, 2001, the fee was equivalent to 0.648% (annualized) of the Portfolio's average daily net assets for such period and amounted to $1,750,854. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2001, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $482,654,271 and $515,720,414, respectively.

UTILITIES PORTFOLIO AS OF JUNE 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2001, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $468,156,358
    ------------------------------------------------------
    Gross unrealized appreciation             $ 56,677,636
    Gross unrealized depreciation              (25,959,954)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 30,717,682
    ------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The average daily loan balance for the six months ended June 30, 2001 was $897,238 and the average interest rate was 4.01%. At June 30, 2001, the Portfolio did not have a loan outstanding under this agreement.

6 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At June 30, 2001, there were no outstanding obligations under these financial instruments.

EATON VANCE UTILITIES FUND AS OF JUNE 30, 2001

INVESTMENT MANAGEMENT

EATON VANCE UTILITIES FUND

Officers

James B. Hawkes
President and Trustee

Edward E. Smiley, Jr.
Vice President

Michael B. Terry
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

UTILITIES PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Judith A. Saryan
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER OF UTILITIES PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109


ADMINISTRATOR OF EATON VANCE UTILITIES FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109


PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260


CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116


TRANSFER AGENT
PFPC, INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122


                                 EATON VANCE FUNDS
                              EATON VANCE MANAGEMENT
                          BOSTON MANAGEMENT AND RESEARCH
                          EATON VANCE DISTRIBUTORS, INC.

                                  PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

        For more information about Eaton Vance's privacy policies, call:
                                 1-800-262-1122



EATON VANCE UTILITIES FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109



    This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.


159-8/01                                                                   UTSRC